Summary of Significant Accounting Policies - Short-term and long-term investment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term investment
Short-term investment used as a collateral to issue of bank acceptance draft	¥ 4,571,525	¥ 4,093,589
Debt Securities, Held-to-Maturity, Pledged Status [Extensible Enumeration]	us-gaap:AssetPledgedAsCollateralMember	us-gaap:AssetPledgedAsCollateralMember
Interest income	¥ 528,721	¥ 656,888	¥ 399,689
Fair value change gain of investments	¥ 136,752	¥ 127,489	¥ 186,914